Document and Entity Information	12 Months Ended
Oct. 31, 2011
Entity Registrant Name	Advaxis, Inc.
Entity Central Index Key	0001100397
Entity Filer Category	Smaller Reporting Company
Document Type	S-1
Amendment Flag	false
Document Period End Date	Oct. 31, 2011